Shareholder Report, Holdings (Details) - C000219574 [Member]	Jun. 30, 2024
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%